Supplementary Information (Narrative) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future net cash flows, annual discount rate		$ 0.10
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Prices utilized in calculating proved reserves	69.89	96.19	79.43	61.18
Average adjusted prices utilized in calculating proved reserves		93.20	74.26	54.92
Natural Gas Liquids [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Prices utilized in calculating proved reserves	3.84	4.11	4.37	3.83
Average adjusted prices utilized in calculating proved reserves		7.04	7.36	3.91